Offsetting of financial assets and financial liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		¥ 114,913	¥ 82,586
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		61,367	47,550
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		53,546	35,036
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets		22,228	12,098
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		12,402	17,878
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		18,916	5,060
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		1,679,002	1,602,436
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		61,367	47,550
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		1,617,635	1,554,886
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		1,536,499	1,516,608
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		3,547	6,522
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		77,589	31,756
Derivative Liabilities [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	35,554	28,107
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	35,554	28,107
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	22,228	13,153
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	3,547	6,522
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	9,779	8,432
Trade Payables [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	122,408	69,436
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	61,367	47,550
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	61,041	21,886
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	61,041	21,886
Short-term borrowings [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	1,521,040	1,504,893
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[3]	1,521,040	1,504,893
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[3]	1,514,271	1,503,455
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[3]	6,769	1,438
Derivative Assets [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	52,388	33,661
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	52,388	33,661
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	22,228	12,098
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	12,402	17,878
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	17,758	3,685
Trade receivables [member]
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	62,525	48,925
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	61,367	47,550
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	1,158	1,375
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	¥ 1,158	¥ 1,375

[1]	Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (“ISDA”) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.
[2]	Amounts offset in the consolidated statements of financial position are related to repurchase agreements of products.
[3]	Short-term borrowings relate to bond lending transactions and repurchase agreements (repos).